Intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets
Schedule of intangible assets, which were recognized in connection with the adoption of push-down accounting

	Weighted
	average
	remaining
	amortization	2012		2011
	period		Accumulated		Accumulated
	(years)	Gross amount	amortization	Gross amount	amortization

Contract backlog (1)	8	$86,835	$54,911	$86,835	$24,077
Customer relationships (1)	2	1,333	334	1,333	281

		$88,168	$55,245	$88,168	$24,358

(1)                       Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

Schedule of estimated future annual amortization expense for intangible assets
2013	$22,915
2014	5,600
2015	2,658
2016	898
2017	346
Thereafter	506

$32,923